Acquisitions and Dispositions of Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Results of Operations for Properties

Results of operations for these properties were as follows:

	Year Ended December 31,
	2014	2015
	(In thousands)
Total oil and gas sales	$10,542	$18,036
Total operating expenses(1)	(23,260)	(66,251)

Operating loss	$(12,718)	$(48,215)

(1)	Includes direct operating expenses, depreciation, depletion and amortization and exploration expense. Excludes interest expense and general and administrative expenses.